Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes on Income [Line Items]
Net operating losses (in Dollars)	$ 54,237
Israel [Member]
Taxes on Income [Line Items]
Israeli corporate tax rate	23.00%	23.00%	23.00%